Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis

As of December 31, 2015 and December 31, 2016, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments	496,565,847	—	496,565,847	—
Long-term investment
Available-for-sale investments	10,069,729	—	10,069,729	—

Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments	154,594,435	—	154,594,435	—
Long-term investment
Available-for-sale investments	—	—	—	—

Fair Value Measurements of Long-term Financial Instruments

As of December 31, 2015 and 2016, information about inputs into the fair value measurements of the Company’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

	As of December 31, 2015		Fair Value Measurements at Reporting Date Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investment – cost method investment:
Investment in private equity funds products	78,390,404	78,235,701	—	—	78,235,701
Investment in other investments	107,141,812	111,841,541	—	—	111,841,541
Long-term investment – held-to-maturity:
Investment in fixed income products	56,180,000	53,804,649	—	53,804,649	—

	As of December 31, 2016		Fair Value Measurements at Reporting Date Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investment – cost method investment:
Investment in private equity funds products	95,568,533	95,419,830	—	—	95,419,830
Investment in other investments	116,851,794	238,803,980	—	—	238,803,980
Long-term investment – held-to-maturity:
Investment in fixed income products	134,500,000	135,860,819	—	135,860,819	—